OTHER LONG TERM LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER LONG TERM LIABILITIES
Contingent consideration		$ 1,377	$ 687
Total	$ 433	$ 1,377	$ 687